Basic and Diluted Net Loss per Share - Schedule of Basic Loss per Share and Diluted Loss per Share (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 $ / shares
Numerator:
Net loss attributable to Qutoutiao Inc.	¥ (1,104,438,841)	$ (169,262,658)	¥ (2,688,680,705)		¥ (1,942,571,687)
Accretion to redemption value	(48,276,771)		(20,548,032)		(978,201)
Deemed dividend to preferred shareholders (Note 15)					(1,916,871)
Gains on repurchase of convertible redeemable preferred shares (Note 14)	0				18,332,152
Gains on repurchase of convertible redeemable preferred shares of a subsidiary (Note 21)	14,841,680	2,274,587
Net loss attributable to Qutoutiao Inc.'s ordinary shareholders	¥ (1,137,873,932)	$ (174,386,810)	¥ (2,709,228,737)		¥ (2,028,941,350)
Denominator:
Basic and diluted | shares	72,513,077	72,513,077	68,749,981		38,507,184
Basic and diluted loss per share | (per share)	¥ (15.69)	$ (2.40)	¥ (39.41)		¥ (52.69)
Series A Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value					¥ (15,718,213)
Accretion on Series A convertible redeemable preferred shares of a subsidiary	¥ (13,509,457)		¥ (12,171,842)		(978,201)
Series A1 Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value					(4,840,875)
Series B1 Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value					(37,001,459)
Series B2 Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value					(31,800,587)
Series B3 Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value					(12,312,158)
Series C1 Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value					¥ (133,451)
Series B Convertible Redeemable Preferred Shares
Numerator:
Accretion on Series A convertible redeemable preferred shares of a subsidiary	(33,187,330)		¥ (8,376,190)
Gains on repurchase of convertible redeemable preferred shares of a subsidiary (Note 21)	14,841,680
Series C Convertible Redeemable Preferred Shares
Numerator:
Accretion on Series A convertible redeemable preferred shares of a subsidiary	¥ (1,579,984)
American Depositary Shares
Denominator:
Basic and diluted | shares	290,052,308	290,052,308	274,999,924		154,028,736
Basic and diluted loss per share | $ / shares		$ (3.92)		$ (9.85)		$ (13.17)